Income Taxes - Summary Of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Share-based compensation	$ 670	$ 552
Property, plant and equipment	95	52
Disallowed interest	2,194	715
Legal accrual	224	230
Reserve for anticipated losses on contracts	224	540
Net operating losses	25,109	13,695
Accrued liabilities	2,011	226
Total deferred tax assets	30,527	16,010
Valuation allowance	(30,046)	(15,498)	$ (12,443)
Deferred tax assets, net of valuation allowance	481	512
Deferred tax liabilities
Deferred financing costs	0	(512)
Warrants and derivatives	481	0
Total deferred tax liabilities	(481)	(512)
Net deferred tax assets	$ 0	$ 0